SCHEDULE OF FUTURE AMORTIZATION EXPENSE (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 306,990
2027	876
2028	168
2029	168
2030 and after	351
Intangible assets, net	$ 308,553	$ 871,044